Measurement of financial assets and liabilities - Assets and liabilities at amortized cost and their fair value (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial instruments
Loans	$ 16,047	$ 13,603
Net financial liabilities at amortised cost note (iii)	(5,518)	(4,584)
Loans
Financial instruments
Loans	207	153
Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(4,459)	(3,925)
Other operational borrowings
Financial instruments
Financial liabilities at amortised cost	(521)	(540)
Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	(745)	(272)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Financial instruments
Net financial liabilities at amortised cost note (iii)	(5,408)	(4,343)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans
Financial instruments
Loans	260	163
Not measured at fair value in statement of financial position but for which fair value is disclosed | Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(4,402)	(3,694)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other operational borrowings
Financial instruments
Financial liabilities at amortised cost	(521)	(540)
Not measured at fair value in statement of financial position but for which fair value is disclosed | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	$ (745)	$ (272)